Leases - Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Remainder of 2024	$ 115
2025 and 2024	157	$ 153
2026 and 2025	107	157
2026		107
Total minimum payments required	379	417
Less: implied interest	(60)	(73)
Present value of lease liabilities	$ 319	$ 344